Equity-based Awards (Details) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Summary of information regarding restricted common unit awards
Restricted common units outstanding at December 31, 2011
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, at December 31, 2011
Granted, Number of Units	287,943
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Granted in Period, Weighted Average Grant Date Fair Value	$ 18.07
Forfeited, Number of Units	(2,334)
Forfeited, Weighted-Average Grant Date Fair Value per Unit	$ 17.14
Restricted common units outstanding at December 31, 2012	285,609
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, at, December 31, 2012	$ 18.08